JOHCM FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	85.8%
Austria	0.5%
ANDRITZ A.G.		4,088	$227,725
Brazil	5.3%
Arcos Dorados Holdings, Inc. - Class A		57,054	584,804
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes		57,800	242,996
Dexco S.A.(a)		191,100	333,254
Locaweb Servicos de Internet S.A.(b)		208,600	373,791
Lojas Renner S.A.(a)		65,500	273,589
Pagseguro Digital Ltd. - Class A(a)		15,669	147,915
Pet Center Comercio e Participacoes S.A.		170,000	233,616
Santos Brasil Participacoes S.A.		144,200	305,976
			2,495,941
Canada	1.7%
Capstone Copper Corp.(a)		65,880	298,878
Pan American Silver Corp.		13,211	192,616
Parex Resources, Inc.		13,096	262,563
Sigma Lithium Corp.(a)		1,848	74,474
			828,531
Chile	2.3%
Cencosud S.A.		92,861	179,976
Cia Cervecerias Unidas S.A. - ADR		10,632	172,557
Enel Chile S.A.		10,969,574	712,830
			1,065,363
China	4.6%
Airtac International Group		18,000	592,400
Proya Cosmetics Co. Ltd. - Class A		22,680	350,661
Shangri-La Asia Ltd.(a)		484,000	369,980
Tongcheng Travel Holdings Ltd.(a)		182,000	380,444
Uni-President China Holdings Ltd.		257,000	216,462
Xtep International Holdings Ltd.		244,000	248,484
			2,158,431
Germany	1.8%
AIXTRON S.E.		7,024	238,292
Krones A.G.		3,181	385,640
SUESS MicroTec S.E.		9,196	244,344
			868,276
Greece	3.7%
JUMBO S.A.		27,956	768,741
Mytilineos S.A.		11,931	421,038
OPAP S.A.		30,933	539,390
			1,729,169
Hong Kong	3.0%
China Overseas Grand Oceans Group Ltd.		664,000	310,985
Chow Sang Sang Holdings International Ltd.		66,418	73,996

JOHCM FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
Luk Fook Holdings International Ltd.		60,000	$153,522
Melco International Development Ltd.(a)		437,000	405,993
Sa Sa International Holdings Ltd.(a)		926,000	166,623
Sinotruk Hong Kong Ltd.		169,000	328,252
			1,439,371
Hungary	0.4%
Richter Gedeon Nyrt		8,411	207,448
India	10.9%
Aster DM Healthcare Ltd.(a)(b)		96,136	328,359
CreditAccess Grameen Ltd.(a)		22,996	349,735
Genus Power Infrastructures Ltd.		283,210	436,538
KPIT Technologies Ltd.		72,428	962,160
Lemon Tree Hotels Ltd.(a)(b)		238,034	271,877
Narayana Hrudayalaya Ltd.		59,525	720,696
Phoenix Mills (The) Ltd.		31,196	594,496
PNC Infratech Ltd.		82,676	330,255
Shriram Finance Ltd.		19,058	403,108
Varun Beverages Ltd.		75,592	739,507
			5,136,731
Indonesia	2.6%
Ace Hardware Indonesia Tbk PT		5,460,300	246,106
Indosat Tbk PT		1,027,700	592,791
Kalbe Farma Tbk PT		1,098,500	150,332
Vale Indonesia Tbk PT		563,500	237,814
			1,227,043
Jersey	0.4%
WNS Holdings Ltd. - ADR(a)		2,871	211,650
Malaysia	1.0%
Gamuda Bhd.		483,100	455,413
Mexico	2.4%
Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR(a)		46,889	654,101
Corp. Inmobiliaria Vesta S.A.B. de C.V.		147,700	479,160
			1,133,261
Netherlands	2.1%
AMG Advanced Metallurgical Group N.V.		14,648	759,075
Fugro N.V.(a)		15,882	247,132
			1,006,207
Philippines	0.7%
Bloomberry Resorts Corp.(a)		1,700,100	341,871
Poland	1.1%
Allegro.eu S.A.(a)(b)		14,881	117,117
Bank Polska Kasa Opieki S.A.		10,698	291,528
Polski Koncern Naftowy ORLEN S.A.		7,135	113,028
			521,673

JOHCM FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
Russia	0.0%
Ozon Holdings PLC - ADR(a)**		7,516	$—
Saudi Arabia	2.3%
Etihad Etisalat Co.		35,460	454,892
National Medical Care Co.		6,998	239,774
Saudi Ground Services Co.(a)		17,276	158,967
United Electronics Co.		11,301	221,480
			1,075,113
South Africa	2.1%
AngloGold Ashanti Ltd. - ADR		18,179	383,395
Aspen Pharmacare Holdings Ltd.		36,302	354,162
Mr Price Group Ltd.		24,489	187,624
Sibanye Stillwater Ltd. - ADR		12,106	75,541
			1,000,722
South Korea	11.9%
Cosmax, Inc.(a)		6,818	481,216
Dentium Co. Ltd.		2,693	296,350
Eo Technics Co. Ltd.		7,145	606,781
Eugene Technology Co. Ltd.		19,880	512,974
Han Kuk Carbon Co. Ltd.		20,255	179,084
Hansol Chemical Co. Ltd.		2,707	493,060
HPSP Co. Ltd.		20,267	438,363
Innox Advanced Materials Co. Ltd.		15,396	452,188
Park Systems Corp.		3,777	538,609
Ray Co. Ltd.(a)		13,756	377,399
SKC Co. Ltd.		1,851	137,106
Solus Advanced Materials Co. Ltd.		6,747	189,714
Sungeel Hitech Co. Ltd.(a)		3,079	315,459
T&L Co. Ltd.		5,995	247,507
WONIK IPS Co. Ltd.		14,224	354,075
			5,619,885
Taiwan	21.8%
Alchip Technologies Ltd.		9,293	535,598
Arcadyan Technology Corp.		161,000	635,843
Asia Vital Components Co. Ltd.		87,000	757,020
ASPEED Technology, Inc.		5,470	500,554
Chailease Holding Co. Ltd.		30,172	197,630
E Ink Holdings, Inc.		118,000	852,478
Elite Material Co. Ltd.		74,000	578,561
Ennoconn Corp.		57,000	499,639
Global Unichip Corp.		9,200	474,113
Gold Circuit Electronics Ltd.		87,000	407,841
Hu Lane Associate, Inc.		70,000	374,223
Ingentec Corp.		80,460	496,021
Innodisk Corp.		14,000	145,644

JOHCM FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
Kaori Heat Treatment Co. Ltd.		45,000	$489,091
King Yuan Electronics Co. Ltd.		137,000	250,734
Kura Sushi Asia Co. Ltd.		72,000	446,178
M31 Technology Corp.		12,000	373,356
Makalot Industrial Co. Ltd.		50,000	484,837
Universal Vision Biotechnology Co. Ltd.(a)		22,000	299,507
Visual Photonics Epitaxy Co. Ltd.		165,000	617,204
Voltronic Power Technology Corp.		13,550	854,910
			10,270,982
Thailand	0.8%
Fabrinet(a)		2,786	361,846
United Arab Emirates	0.4%
Burjeel Holdings PLC(a)		306,552	189,269
United Kingdom	1.2%
Hikma Pharmaceuticals PLC		23,810	571,663
United States	0.8%
Globant S.A.(a)		2,094	376,334
TOTAL COMMON STOCKS (Cost $34,565,657)			40,519,918
EXCHANGE TRADED FUNDS	5.2%
iShares MSCI India ETF		7,690	336,053
iShares MSCI India Small-Cap ETF		36,275	2,107,941
TOTAL EXCHANGE TRADED FUNDS (Cost $2,316,096)			2,443,994
EQUITY-LINKED SECURITIES	5.3%
India	5.3%
CIE Automotive India Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 4/27/28(a)		77,941	489,766
Federal Bank Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 10/25/27(a)		327,017	502,866
Mrs Bectors Food Specialities Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 2/15/28(a)		25,761	253,398
Narayana Hrudayalaya Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 3/7/28(a)		13,349	161,623
Phoenix Mills (The) Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 11/15/23(a)		3,974	75,732
PNC Infratech Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 12/15/27(a)		26,341	105,221
Shriram Transport Finance Co. Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 6/30/24(a)		11,174	236,348
VA Tech Wabag Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 7/30/26(a)		91,330	545,344
Varun Beverages Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 12/31/26(a)		11,550	112,992
			2,483,290
TOTAL EQUITY-LINKED SECURITIES (Cost $2,107,000)			2,483,290

JOHCM FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
PREFERRED STOCKS	1.3%
Brazil	1.3%
Gerdau S.A. - ADR, 2.75%(c)		46,969	$245,176
Marcopolo S.A., 1.77%(c)		355,600	386,925
			632,101
TOTAL PREFERRED STOCKS (Cost $508,796)			632,101
TOTAL INVESTMENTS (Cost $39,497,549)	97.6%		46,079,303
NET OTHER ASSETS (LIABILITIES)	2.4%		1,117,779
NET ASSETS	100.0%		$47,197,082

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(c)Current yield is disclosed. Dividends are calculated based on a percentage of issuer's net income.
**Security valued pursuant to Level 3 unobservable inputs and is restricted for trading.

Abbreviations:
ADR – American Depositary Receipt
At June 30, 2023 the industry sectors for the JOHCM Emerging Markets Discovery Fund were:
Sector Allocation	% of Net Assets
Communication Services	2.2%
Consumer Discretionary	16.1
Consumer Staples	5.3
Energy	0.8
Financials	9.7
Health Care	8.8
Industrials	13.7
Information Technology	26.9
Materials	8.3
Real Estate	3.1
Utilities	2.7
Total	97.6%

JOHCM FUNDS TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	93.7%
Brazil	6.4%
Ambev S.A. - ADR(a)		10,792,224	$34,319,272
Arcos Dorados Holdings, Inc. - Class A		570,135	5,843,884
B3 S.A. - Brasil Bolsa Balcao		763,670	2,330,149
Suzano S.A. - ADR		442,496	4,079,813
Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A.		4,988,958	12,617,744
			59,190,862
Canada	2.7%
Barrick Gold Corp.		1,465,237	24,806,463
China	24.1%
Anhui Conch Cement Co. Ltd. - Class H		7,561,438	20,071,198
China Oilfield Services Ltd. - Class H		11,579,418	11,954,759
China Resources Land Ltd.		5,087,484	21,554,935
ENN Energy Holdings Ltd.		1,590,524	19,810,508
Proya Cosmetics Co. Ltd. - Class A		1,198,883	18,536,198
Tencent Holdings Ltd.		1,528,878	64,698,309
TravelSky Technology Ltd. - Class H		4,793,325	8,135,684
Trip.com Group Ltd.(a)		574,883	19,999,120
Tsingtao Brewery Co. Ltd. - Class H		2,529,212	22,981,099
Xinyi Energy Holdings Ltd.		3,303,243	1,079,161
Xinyi Solar Holdings Ltd.		11,047,632	12,759,197
			221,580,168
Hong Kong	3.0%
Hong Kong Exchanges & Clearing Ltd.		741,110	27,919,305
India	17.0%
HDFC Bank Ltd. - ADR		492,656	34,338,123
ICICI Bank Ltd. - ADR		404,888	9,344,815
Larsen & Toubro Ltd.		1,074,554	32,426,058
Mahindra & Mahindra Ltd.		1,834,807	32,510,938
Reliance Industries Ltd.		268,289	8,340,265
State Bank of India		4,335,233	30,272,449
UltraTech Cement Ltd.		91,091	9,210,283
			156,442,931
Indonesia	9.0%
Astra International Tbk PT		40,442,522	18,343,856
Bank Mandiri Persero Tbk PT		69,303,784	24,118,228
Bank Rakyat Indonesia Persero Tbk PT		74,103,765	27,054,667
Mitra Adiperkasa Tbk PT(a)		120,405,310	13,589,008
			83,105,759
Jersey	0.3%
Centamin PLC		2,214,059	2,563,006
Mexico	9.0%
Becle S.A.B. de C.V.		3,834,140	9,385,434
Bolsa Mexicana de Valores S.A.B. de C.V.		2,347,771	4,871,930

JOHCM FUNDS TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
Cemex S.A.B. de C.V. - ADR(a)		2,508,580	$17,760,746
Grupo Financiero Banorte S.A.B. de C.V., Series O		3,383,940	27,916,467
Megacable Holdings S.A.B. de C.V. - CPO		1,193,963	2,753,850
Wal-Mart de Mexico S.A.B. de C.V.		5,138,926	20,331,137
			83,019,564
Russia	0.0%
Gazprom PJSC - ADR(a)**		306,786	—
Globaltrans Investment PLC - REG - GDR(a)**		757,185	—
			—
South Africa	3.4%
FirstRand Ltd.		8,498,700	30,931,046
South Korea	5.0%
Kangwon Land, Inc.		509,834	6,724,787
Samsung Electronics Co. Ltd.		388,236	21,273,205
Samsung Electronics Co. Ltd. - REG - GDR		6,645	9,209,970
SK Square Co. Ltd.(a)		267,829	8,994,371
			46,202,333
Taiwan	9.5%
President Chain Store Corp.		355,293	3,222,728
Taiwan Cement Corp.		6,388,890	7,805,464
Taiwan Semiconductor Manufacturing Co. Ltd.		1,035,053	19,142,723
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		411,726	41,551,388
Yuanta Financial Holding Co. Ltd.		21,243,313	15,756,250
			87,478,553
United Arab Emirates	4.3%
Emaar Properties PJSC		20,006,651	35,166,197
Fertiglobe PLC		4,268,222	3,872,348
			39,038,545
TOTAL COMMON STOCKS (Cost $817,388,171)			862,278,535
PREFERRED STOCKS	4.6%
Brazil	4.6%
Azul S.A. - ADR(a)		967,827	13,249,551
Itau Unibanco Holding S.A. - ADR(a)		4,901,719	28,920,142
			42,169,693
TOTAL PREFERRED STOCKS (Cost $39,428,196)			42,169,693
TOTAL INVESTMENTS (Cost $856,816,367)	98.3%		904,448,228
NET OTHER ASSETS (LIABILITIES)	1.7%		15,932,855
NET ASSETS	100.0%		$920,381,083

(a)Non-income producing security.
**Security valued pursuant to Level 3 unobservable inputs and is restricted for trading.

JOHCM FUNDS TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Abbreviations:
ADR – American Depositary Receipt
CPO – Certificados de Partcipatión Ordinario
GDR – Global Depositary Receipt
REG – Registered
At June 30, 2023 the industry sectors for the JOHCM Emerging Markets Opportunities Fund were:
Sector Allocation	% of Net Assets
Communication Services	7.3%
Consumer Discretionary	9.4
Consumer Staples	11.8
Energy	2.2
Financials	28.7
Industrials	9.3
Information Technology	11.3
Materials	9.8
Real Estate	6.2
Utilities	2.3
Total	98.3%

JOHCM FUNDS TRUST
JOHCM GLOBAL SELECT FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.8%
Australia	2.6%
Fortescue Metals Group Ltd.		200,415	$2,961,173
Brazil	3.1%
B3 S.A. - Brasil Bolsa Balcao		1,126,829	3,438,238
Denmark	4.7%
Novo Nordisk A/S - Class B		15,652	2,521,845
Orsted A/S(a)		28,976	2,738,144
			5,259,989
France	2.3%
Danone S.A.		41,934	2,568,876
Germany	2.7%
Infineon Technologies A.G.		74,974	3,091,253
Indonesia	2.4%
Bank Mandiri Persero Tbk PT		7,755,523	2,698,979
Ireland	5.4%
Accenture PLC - Class A		9,579	2,955,888
Linde PLC		8,269	3,151,150
			6,107,038
Japan	4.7%
Keyence Corp.		6,398	3,008,450
Sony Group Corp.		25,265	2,270,077
			5,278,527
Jersey	2.3%
Aptiv PLC(b)		25,629	2,616,465
Mexico	2.4%
Wal-Mart de Mexico S.A.B. de C.V.		673,788	2,665,708
Netherlands	2.3%
CNH Industrial N.V.		177,643	2,558,059
Sweden	1.8%
Boliden AB		71,122	2,054,459
United Kingdom	2.4%
Unilever PLC		51,167	2,662,641
United States	57.7%
Agilent Technologies, Inc.		20,159	2,424,120
Alphabet, Inc. - Class A(b)		29,087	3,481,714
ANSYS, Inc.(b)		8,911	2,943,036
Chart Industries, Inc.(b)		18,582	2,969,218
Elevance Health, Inc.		5,772	2,564,442
Estee Lauder Cos. (The), Inc. - Class A		10,528	2,067,489
Globant S.A.(b)		17,844	3,206,924
GXO Logistics, Inc.(b)		52,816	3,317,901
Henry Schein, Inc.(b)		34,679	2,812,467
Intercontinental Exchange, Inc.		26,424	2,988,026
Intuit, Inc.		6,484	2,970,904

JOHCM FUNDS TRUST
JOHCM GLOBAL SELECT FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
Keysight Technologies, Inc.(b)		18,933	$3,170,331
Microsoft Corp.		10,846	3,693,497
Nasdaq, Inc.		44,182	2,202,473
PTC, Inc.(b)		16,022	2,279,930
Regeneron Pharmaceuticals, Inc.(b)		3,610	2,593,929
Repligen Corp.(b)		18,505	2,617,717
S&P Global, Inc.		7,042	2,823,067
Tenaris S.A. - ADR		96,523	2,890,864
Thermo Fisher Scientific, Inc.		4,818	2,513,791
TPG, Inc.		87,003	2,545,708
UnitedHealth Group, Inc.		5,476	2,631,985
Vertex Pharmaceuticals, Inc.(b)		9,050	3,184,785
			64,894,318
TOTAL COMMON STOCKS (Cost $86,375,262)			108,855,723
PREFERRED STOCKS	2.6%
Brazil	2.6%
Banco Bradesco S.A. - ADR(b)		845,816	2,926,523
TOTAL PREFERRED STOCKS (Cost $2,897,303)			2,926,523
TOTAL INVESTMENTS (Cost $89,272,565)	99.4%		111,782,246
NET OTHER ASSETS (LIABILITIES)	0.6%		629,323
NET ASSETS	100.0%		$112,411,569

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(b)Non-income producing security.

Abbreviations:
ADR – American Depositary Receipt
At June 30, 2023 the industry sectors for the JOHCM Global Select Fund were:
Sector Allocation	% of Net Assets
Communication Services	3.1%
Consumer Discretionary	4.3
Consumer Staples	8.9
Energy	2.6
Financials	17.4
Health Care	21.2
Industrials	7.9
Information Technology	24.3
Materials	7.3
Utilities	2.4
Total	99.4%

JOHCM FUNDS TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.8%
Canada	6.2%
Alimentation Couche-Tard, Inc.		1,261	$64,661
Cameco Corp.		1,928	60,383
			125,044
Finland	3.6%
Kone OYJ - Class B		526	27,453
Wartsila OYJ Abp		3,992	44,933
			72,386
France	14.2%
Publicis Groupe S.A.		553	44,352
Sanofi		740	79,295
Schneider Electric S.E.		223	40,506
Thales S.A.		499	74,707
TotalEnergies S.E.		802	45,989
			284,849
Germany	12.9%
Continental A.G.		682	51,424
Deutsche Boerse A.G.		349	64,398
Infineon Technologies A.G.		1,023	42,179
Merck KGaA		398	65,818
Vitesco Technologies Group A.G.(a)		431	35,485
			259,304
Ireland	4.5%
CRH PLC		1,649	90,869
Japan	15.3%
Daifuku Co. Ltd.		2,808	57,261
Dentsu Group, Inc.		1,500	48,993
KDDI Corp.		906	27,941
Komatsu Ltd.		2,000	53,793
Nippon Gas Co. Ltd.		2,345	32,852
Nitori Holdings Co. Ltd.		480	53,574
Tokio Marine Holdings, Inc.		1,414	32,485
			306,899
Netherlands	5.4%
Heineken Holding N.V.		897	77,962
SBM Offshore N.V.		2,304	31,577
			109,539
Portugal	1.4%
Galp Energia SGPS S.A.		2,386	27,911
Singapore	2.5%
DBS Group Holdings Ltd.		2,129	49,604
South Korea	0.8%
LG H&H Co. Ltd.		48	16,721

JOHCM FUNDS TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
Spain	3.3%
Bankinter S.A.		4,033	$24,776
Iberdrola S.A.		3,202	41,754
			66,530
Sweden	4.0%
Sandvik AB		1,441	28,084
Svenska Handelsbanken AB - Class A		6,354	53,222
			81,306
Switzerland	3.0%
Roche Holding A.G.		196	59,892
United Kingdom	15.6%
B&M European Value Retail S.A.		9,372	66,296
Beazley PLC		4,613	34,507
Compass Group PLC		2,633	73,633
Informa PLC		4,723	43,547
Rio Tinto PLC		379	23,997
Shell PLC		2,446	72,768
			314,748
United States	3.1%
Philip Morris International, Inc.		634	61,891
TOTAL COMMON STOCKS (Cost $1,688,582)			1,927,493
TOTAL INVESTMENTS (Cost $1,688,582)	95.8%		1,927,493
NET OTHER ASSETS (LIABILITIES)	4.2%		83,782
NET ASSETS	100.0%		$2,011,275

(a)Non-income producing security.
At June 30, 2023 the industry sectors for the JOHCM International Opportunities Fund were:
Sector Allocation	% of Net Assets
Communication Services	8.2%
Consumer Discretionary	13.9
Consumer Staples	11.0
Energy	11.9
Financials	12.9
Health Care	10.2
Industrials	16.2
Information Technology	2.1
Materials	5.7
Utilities	3.7
Total	95.8%

JOHCM FUNDS TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	93.6%
Australia	2.2%
Fortescue Metals Group Ltd.		8,729,796	$128,984,543
Brazil	2.7%
B3 S.A. - Brasil Bolsa Balcao		52,123,176	159,040,892
Denmark	4.0%
Novo Nordisk A/S - Class B		743,214	119,746,387
Orsted A/S(a)		1,236,535	116,848,797
			236,595,184
France	10.9%
Air Liquide S.A.		817,650	146,502,485
Danone S.A.		1,460,671	89,480,667
L'Oreal S.A.		271,408	126,490,123
Sanofi		1,248,710	133,806,582
Schneider Electric S.E.		792,742	143,994,584
			640,274,441
Germany	3.8%
Deutsche Boerse A.G.		639,805	118,058,058
Merck KGaA		627,107	103,705,548
			221,763,606
Indonesia	2.2%
Bank Rakyat Indonesia Persero Tbk PT		357,098,055	130,373,523
Ireland	4.4%
Accenture PLC - Class A		388,467	119,873,147
Linde PLC		372,544	141,969,067
			261,842,214
Japan	15.0%
Advantest Corp.		967,779	128,438,046
FANUC Corp.		3,553,138	123,908,593
Japan Exchange Group, Inc.		7,480,977	130,027,308
Keyence Corp.		297,658	139,963,930
Ono Pharmaceutical Co. Ltd.		6,046,825	109,207,013
ORIX Corp.		7,510,673	135,982,766
Sony Group Corp.		1,298,419	116,663,795
			884,191,451
Jersey	4.6%
Aptiv PLC(b)		1,122,377	114,583,468
Ferguson PLC		988,338	155,769,002
			270,352,470
Netherlands	8.2%
CNH Industrial N.V.		7,896,429	113,781,994
Koninklijke Ahold Delhaize N.V.		3,925,259	133,894,177
QIAGEN N.V.(b)		2,190,479	98,637,269
STMicroelectronics N.V.		2,728,248	135,649,944
			481,963,384

JOHCM FUNDS TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
Sweden	1.5%
EQT AB		4,569,973	$87,879,615
Switzerland	10.9%
Alcon, Inc.		1,859,204	153,921,028
Cie Financiere Richemont S.A. - Class A - REG		792,913	134,344,737
Lonza Group A.G. - REG		224,802	133,969,484
Partners Group Holding A.G.		118,235	111,174,321
Roche Holding A.G.		352,315	107,656,726
			641,066,296
United Kingdom	19.6%
Anglo American PLC		2,826,029	80,143,647
Ashtead Group PLC		1,930,056	133,441,768
AstraZeneca PLC		855,991	122,582,374
B&M European Value Retail S.A.		22,786,711	161,190,930
Compass Group PLC		5,490,629	153,547,651
GSK PLC		6,739,377	118,867,525
Haleon PLC		6,590,345	26,971,484
London Stock Exchange Group PLC		1,307,148	138,882,135
Rio Tinto PLC		1,756,290	111,201,005
Unilever PLC		2,134,196	111,059,836
			1,157,888,355
United States	3.6%
Globant S.A.(b)		564,658	101,480,336
Tenaris S.A.		7,262,265	108,685,674
			210,166,010
TOTAL COMMON STOCKS (Cost $4,857,093,096)			5,512,381,984
PREFERRED STOCKS	4.1%
Brazil	2.4%
Itau Unibanco Holding S.A. - ADR(b)		23,555,031	138,974,683
Germany	1.7%
Sartorius A.G., 0.46%(c)		294,755	101,990,993
TOTAL PREFERRED STOCKS (Cost $245,451,494)			240,965,676
TOTAL INVESTMENTS (Cost $5,102,544,590)	97.7%		5,753,347,660
NET OTHER ASSETS (LIABILITIES)	2.3%		135,264,883
NET ASSETS	100.0%		$5,888,612,543

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(b)Non-income producing security.
(c)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered

JOHCM FUNDS TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

At June 30, 2023 the industry sectors for the JOHCM International Select Fund were:
Sector Allocation	% of Net Assets
Consumer Discretionary	11.6%
Consumer Staples	8.3
Energy	1.8
Financials	19.5
Health Care	22.2
Industrials	11.4
Information Technology	10.6
Materials	10.3
Utilities	2.0
Total	97.7%

JOHCM FUNDS TRUST
REGNAN GLOBAL EQUITY IMPACT SOLUTIONS
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
CLOSED-END FUNDS	1.1%
Guernsey	1.1%
Syncona Ltd.(a)		79,175	$153,644
TOTAL CLOSED-END FUNDS (Cost $191,176)			153,644
COMMON STOCKS	95.6%
Austria	1.0%
Lenzing A.G.(a)		2,801	137,082
Belgium	1.0%
Umicore S.A.		4,991	139,368
Brazil	8.3%
Afya Ltd. - Class A(a)		37,010	519,621
YDUQS Participacoes S.A.		155,711	644,541
			1,164,162
Canada	4.5%
ATS Corp.(a)		13,748	632,527
Denmark	8.7%
Novo Nordisk A/S - Class B		3,971	639,806
Orsted A/S(b)		6,168	582,857
			1,222,663
France	3.9%
Hoffmann Green Cement Technologies S.A.S.(a)		2,477	28,002
Sartorius Stedim Biotech		942	235,083
Valeo		13,151	281,698
			544,783
Germany	9.6%
AIXTRON S.E.		14,627	496,227
Carl Zeiss Meditec A.G. - Bearer		3,887	420,078
Duerr A.G.		13,435	434,530
			1,350,835
Indonesia	4.0%
Bank Rakyat Indonesia Persero Tbk PT		1,529,211	558,302
Italy	4.4%
Stevanato Group S.p.A.		19,171	620,757
Japan	4.4%
Horiba Ltd.		10,791	615,550
Netherlands	7.6%
Alfen N.V.(a)(b)		6,288	422,529
QIAGEN N.V.(a)		14,151	635,266
			1,057,795
Norway	1.8%
TOMRA Systems ASA		15,419	247,799
Spain	1.0%
Befesa S.A.(b)		3,714	141,845
Switzerland	4.4%
Lonza Group A.G. - REG		1,042	620,974

JOHCM FUNDS TRUST
REGNAN GLOBAL EQUITY IMPACT SOLUTIONS
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
United Kingdom	7.1%
Abcam PLC - ADR(a)		33,186	$812,061
Autolus Therapeutics PLC - ADR(a)		75,233	179,055
Ilika PLC(a)		13,739	6,805
			997,921
United States	23.9%
Agilent Technologies, Inc.		4,868	585,377
ANSYS, Inc.(a)		2,059	680,026
Ecolab, Inc.		4,277	798,473
PTC, Inc.(a)		3,952	562,370
Xylem, Inc.		6,404	721,218
			3,347,464
TOTAL COMMON STOCKS (Cost $12,733,803)			13,399,827
TOTAL INVESTMENTS (Cost $12,924,979)	96.7%		13,553,471
NET OTHER ASSETS (LIABILITIES)	3.3%		461,246
NET ASSETS	100.0%		$14,014,717

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered
At June 30, 2023 the industry sectors for the Regnan Global Equity Impact Solutions were:
Sector Allocation	% of Net Assets
Consumer Discretionary	10.3%
Financials	5.1
Health Care	33.9
Industrials	18.6
Information Technology	16.8
Materials	7.9
Utilities	4.1
Total	96.7%

JOHCM FUNDS TRUST
TSW EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.9%
Brazil	5.5%
Ambev S.A.(a)		30,000	$96,550
Banco BTG Pactual S.A.(a)		20,600	135,305
Braskem S.A.(a)		5,000	29,719
JBS S.A.		16,000	58,343
Localiza Rent a Car S.A.(a)		4,012	57,396
			377,313
Canada	1.4%
Fairfax India Holdings Corp.(a)(b)		6,700	93,867
China	18.8%
Alibaba Group Holding Ltd.(a)		20,000	207,249
Hainan Meilan International Airport Co. Ltd. - Class H(a)		30,000	37,175
Kingboard Holdings Ltd.		23,000	62,666
Kingsoft Corp. Ltd.		18,000	70,865
NetEase, Inc.		17,000	331,062
Postal Savings Bank of China Co. Ltd. - Class H(b)		130,000	79,964
Tencent Holdings Ltd.		8,000	338,540
Topsports International Holdings Ltd.(b)		97,000	84,052
Zijin Mining Group Co. Ltd. - Class H		50,000	73,379
			1,284,952
Czech Republic	1.7%
Colt CZ Group S.E.		4,500	114,433
Egypt	1.0%
Commercial International Bank Egypt S.A.E. - REG - GDR		62,742	71,526
Greece	4.7%
JUMBO S.A.		1,900	52,247
Motor Oil Hellas Corinth Refineries S.A.		5,000	126,579
OPAP S.A.		8,000	139,499
			318,325
Guatemala	2.0%
Millicom International Cellular S.A.(a)		8,950	136,398
Hong Kong	3.6%
Lenovo Group Ltd.		142,000	148,053
Sinotruk Hong Kong Ltd.		52,000	101,000
			249,053
Hungary	2.7%
Richter Gedeon Nyrt		7,500	184,979
India	7.8%
ICICI Bank Ltd. - ADR		9,500	219,260
ICICI Securities Ltd.(b)		6,000	44,501
Indian Energy Exchange Ltd.(b)		20,000	30,986
Reliance Industries Ltd. - GDR(b)		3,800	236,740
			531,487

JOHCM FUNDS TRUST
TSW EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
Indonesia	1.1%
Sarana Menara Nusantara Tbk PT		1,100,000	$77,960
Kazakhstan	1.5%
Kaspi.KZ JSC - REG - GDR		1,300	103,480
Malaysia	1.1%
Hibiscus Petroleum Bhd.		400,000	74,130
Mexico	4.9%
Becle S.A.B. de C.V.		48,000	117,497
Fibra Uno Administracion S.A. de C.V.		70,500	102,968
Promotora y Operadora de Infraestructura S.A.B. de C.V. - Class L		18,000	115,674
			336,139
Philippines	0.8%
Wilcon Depot, Inc.		120,000	52,500
Poland	1.4%
LiveChat Software S.A.		3,000	95,033
Puerto Rico	0.9%
Liberty Latin America Ltd. - Class C(a)		7,000	60,340
South Africa	2.9%
Naspers Ltd. - Class N		1,100	198,653
South Korea	12.0%
AfreecaTV Co. Ltd.		900	49,998
Fila Holdings Corp.		4,500	136,607
Hugel, Inc.(a)		700	58,438
LG Chem Ltd.		300	151,861
Samsung Electronics Co. Ltd.		5,800	317,808
Shinhan Financial Group Co. Ltd.		4,000	103,214
			817,926
Taiwan	10.2%
Chailease Holding Co. Ltd.		15,950	104,474
E Ink Holdings, Inc.		18,000	130,039
Taiwan Semiconductor Manufacturing Co. Ltd.		25,000	462,361
			696,874
Thailand	2.8%
Bangkok Bank PCL - REG		25,500	114,716
CP ALL PCL - REG		45,000	79,326
			194,042
Turkey	2.8%
KOC Holding A.S.		20,000	80,091
Sok Marketler Ticaret A.S.(a)		58,000	74,303
Turkiye Sise ve Cam Fabrikalari A.S.		20,000	34,240
			188,634
United Kingdom	1.7%
Georgia Capital PLC(a)		11,000	116,091
United States	4.6%
MercadoLibre, Inc.(a)		100	118,460

JOHCM FUNDS TRUST
TSW EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
Parade Technologies Ltd.		2,400	$82,840
Yum China Holdings, Inc.		2,000	113,000
			314,300
TOTAL COMMON STOCKS (Cost $6,911,379)			6,688,435
PREFERRED STOCKS	0.5%
Brazil	0.5%
Braskem S.A. - Class A(a)		5,500	32,002
TOTAL PREFERRED STOCKS (Cost $33,039)			32,002

SHORT-TERM INVESTMENTS	2.5%
Northern Institutional Treasury Portfolio (Premier Class), 4.95%(c)		170,819	170,819
TOTAL SHORT-TERM INVESTMENTS (Cost $170,819)			170,819
TOTAL INVESTMENTS (Cost $7,115,237)	100.9%		6,891,256
NET OTHER ASSETS (LIABILITIES)	(0.9%)		(62,370)
NET ASSETS	100.0%		$6,828,886

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(c)7-day current yield as of June 30, 2023 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
REG – Registered
At June 30, 2023 the industry sectors (excluding short-term investments) for the TSW Emerging Markets Fund were:
Sector Allocation	% of Net Assets
Communication Services	15.6%
Consumer Discretionary	16.1
Consumer Staples	6.2
Energy	6.5
Financials	17.8
Health Care	3.6
Industrials	7.9
Information Technology	19.0
Materials	4.2
Real Estate	1.5
Total	98.4%

JOHCM FUNDS TRUST
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
CORPORATE BONDS	86.1%
Asset Management	1.9%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp. 6.38%, 12/15/25		$250,000	$232,401
Automotive	5.9%
Clarios Global L.P./Clarios U.S. Finance Co. 6.25%, 05/15/26(a)		224,000	222,557
Ford Motor Credit Co. LLC 7.35%, 03/06/30		300,000	306,373
Goodyear Tire & Rubber (The) Co. 5.00%, 07/15/29		200,000	180,347
			709,277
Banking	1.2%
Associated Banc-Corp. 4.25%, 01/15/25		150,000	140,141
Cable & Satellite	1.8%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 05/01/32(a)		100,000	79,845
Sirius XM Radio, Inc. 4.00%, 07/15/28(a)		150,000	130,331
			210,176
Commercial Support Services	2.7%
CoreCivic, Inc. 8.25%, 04/15/26		75,000	75,683
GEO Group (The), Inc. 10.50%, 06/30/28		250,000	250,624
			326,307
Construction Materials	3.0%
Eco Material Technologies, Inc. 7.88%, 01/31/27(a)		125,000	118,348
Summit Materials LLC/Summit Materials Finance Corp. 6.50%, 03/15/27(a)		250,000	248,411
			366,759
Consumer Services	2.2%
Upbound Group, Inc. 6.38%, 02/15/29(a)		300,000	266,250
Electrical Equipment	1.3%
WESCO Distribution, Inc. 7.25%, 06/15/28(a)		150,000	153,008
Engineering & Construction	1.6%
Installed Building Products, Inc. 5.75%, 02/01/28(a)		200,000	188,367
Food	1.2%
Post Holdings, Inc. 5.63%, 01/15/28(a)		150,000	144,128

JOHCM FUNDS TRUST
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Forestry, Paper & Wood Products	0.5%
Glatfelter Corp. 4.75%, 11/15/29(a)		$100,000	$65,428
Home Construction	1.3%
Forestar Group, Inc. 5.00%, 03/01/28(a)		175,000	160,530
Household Products	1.4%
Edgewell Personal Care Co. 5.50%, 06/01/28(a)		183,000	172,975
Institutional Financial Services	2.9%
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/29(a)		175,000	150,582
StoneX Group, Inc. 8.63%, 06/15/25(a)		200,000	201,991
			352,573
Internet Media & Services	1.9%
TripAdvisor, Inc. 7.00%, 07/15/25(a)		225,000	225,000
Leisure Facilities & Services	10.8%
Carnival Corp. 5.75%, 03/01/27(a)		150,000	138,089
Cinemark U.S.A., Inc. 5.88%, 03/15/26(a)		175,000	166,031
Live Nation Entertainment, Inc. 4.75%, 10/15/27(a)		80,000	74,600
Marriott Ownership Resorts, Inc. 4.75%, 01/15/28		250,000	225,000
NCL Corp. Ltd. 5.88%, 03/15/26(a)		200,000	187,113
Raptor Acquisition Corp./Raptor Co-Issuer LLC 4.88%, 11/01/26(a)		100,000	94,250
Royal Caribbean Cruises Ltd. 3.70%, 03/15/28		125,000	108,637
Travel + Leisure Co. 6.60%, 10/01/25		175,000	175,527
VOC Escrow Ltd. 5.00%, 02/15/28(a)		150,000	137,625
			1,306,872
Leisure Products	2.1%
Vista Outdoor, Inc. 4.50%, 03/15/29(a)		312,000	252,720
Oil & Gas Producers	8.3%
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/25(a)		100,000	101,088
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp. 7.38%, 02/01/31(a)		250,000	246,413
Earthstone Energy Holdings LLC 9.88%, 07/15/31(a)		250,000	247,113

JOHCM FUNDS TRUST
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Permian Resources Operating LLC 5.88%, 07/01/29(a)		$250,000	$235,503
Sunoco L.P./Sunoco Finance Corp. 5.88%, 03/15/28		175,000	168,284
			998,401
Publishing & Broadcasting	1.3%
Nexstar Media, Inc. 4.75%, 11/01/28(a)		175,000	151,815
Real Estate Investment Trusts	3.7%
Iron Mountain, Inc. 4.88%, 09/15/27(a)		200,000	188,921
RHP Hotel Properties L.P./RHP Finance Corp. 7.25%, 07/15/28(a)		250,000	252,557
			441,478
Retail - Consumer Staples	2.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC 4.63%, 01/15/27(a)		250,000	236,876
Arko Corp. 5.13%, 11/15/29(a)		125,000	101,584
			338,460
Retail - Discretionary	8.2%
Bath & Body Works, Inc. 6.69%, 01/15/27		150,000	150,797
BlueLinx Holdings, Inc. 6.00%, 11/15/29(a)		150,000	131,250
Builders FirstSource, Inc. 5.00%, 03/01/30(a)		150,000	140,252
Dillard's, Inc. 7.75%, 07/15/26		175,000	178,084
Foot Locker, Inc. 4.00%, 10/01/29(a)		175,000	131,784
Macy's Retail Holdings LLC 5.88%, 04/01/29(a)		100,000	91,250
Patrick Industries, Inc. 4.75%, 05/01/29(a)		100,000	85,888
Sonic Automotive, Inc. 4.63%, 11/15/29(a)		100,000	83,744
			993,049
Specialty Finance	11.7%
Burford Capital Global Finance LLC 6.25%, 04/15/28(a)		200,000	184,000
Credit Acceptance Corp. 6.63%, 03/15/26		100,000	96,093
Enova International, Inc. 8.50%, 09/15/25(a)		200,000	194,750
Fortress Transportation and Infrastructure Investors LLC 6.50%, 10/01/25(a)		214,000	210,825

JOHCM FUNDS TRUST
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
ILFC E-Capital Trust I 7.06%, 12/21/65(a)(b)		$150,000	$100,814
OneMain Finance Corp. 6.13%, 03/15/24		200,000	199,318
PRA Group, Inc. 5.00%, 10/01/29(a)		200,000	151,390
Rithm Capital Corp. 6.25%, 10/15/25(a)		200,000	187,500
World Acceptance Corp. 7.00%, 11/01/26(a)		100,000	87,500
			1,412,190
Steel	1.4%
Cleveland-Cliffs, Inc. 5.88%, 06/01/27		175,000	170,795
Transportation & Logistics	1.2%
American Airlines, Inc. 7.25%, 02/15/28(a)		100,000	99,405
United Airlines Holdings, Inc. 4.88%, 01/15/25		50,000	48,963
			148,368
Wholesale - Consumer Staples	2.6%
Performance Food Group, Inc. 5.50%, 10/15/27(a)		150,000	144,530
United Natural Foods, Inc. 6.75%, 10/15/28(a)		200,000	165,776
			310,306
Wholesale - Discretionary	1.2%
G-III Apparel Group Ltd. 7.88%, 08/15/25(a)		150,000	145,500
TOTAL CORPORATE BONDS (Cost $10,943,947)			10,383,274
FOREIGN ISSUER BONDS	12.2%
Aerospace & Defense	1.6%
Rolls-Royce PLC 5.75%, 10/15/27(a)		200,000	195,551
Automotive	1.6%
Adient Global Holdings Ltd. 4.88%, 08/15/26(a)		200,000	189,991
Chemicals	1.9%
Methanex Corp. 5.25%, 12/15/29		250,000	228,435
Metals & Mining	1.6%
First Quantum Minerals Ltd. 6.88%, 10/15/27(a)		200,000	195,100
Telecommunications	2.0%
Sable International Finance Ltd. 5.75%, 09/07/27(a)		250,000	233,736

JOHCM FUNDS TRUST
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Transportation & Logistics	3.5%
Air Canada 3.88%, 08/15/26(a)		$250,000	$231,713
Stena International S.A. 6.13%, 02/01/25(a)		200,000	194,821
			426,534
TOTAL FOREIGN ISSUER BONDS (Cost $1,553,350)			1,469,347

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	1.2%
Northern Institutional Treasury Portfolio (Premier Class), 4.95%(c)		147,978	147,978
TOTAL SHORT-TERM INVESTMENTS (Cost $147,978)			147,978
TOTAL INVESTMENTS (Cost $12,645,275)	99.5%		12,000,599
NET OTHER ASSETS (LIABILITIES)	0.5%		57,358
NET ASSETS	100.0%		$12,057,957

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(b)The coupon rate equals 155 basis points plus the highest of the LIBOR 3 Month, the Constant Maturity Treasury 10 year rate, and the Constant Maturity Treasury 30 year rate, with a maximum of 12.95%.
(c)7-day current yield as of June 30, 2023 is disclosed.
At June 30, 2023 the TSW High Yield Bond Fund's investments were concentrated as follows:
Fixed Income Credit Ratings	% of Net Assets
BAA	3.5%
BA	49.1
B	43.6
CAA	2.1
Cash equivalents	1.2

JOHCM FUNDS TRUST
TSW LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	92.2%
Belgium	3.1%
Anheuser-Busch InBev S.A./N.V. - ADR		20,000	$1,134,400
Germany	2.0%
Bayer A.G. - ADR		51,000	704,820
Ireland	2.6%
Willis Towers Watson PLC		4,000	942,000
Japan	3.8%
Nintendo Co. Ltd. - ADR		119,000	1,354,220
United States	80.7%
Activision Blizzard, Inc.(a)		10,000	843,000
Alphabet, Inc. - Class C(a)		8,740	1,057,278
Applied Materials, Inc.		4,000	578,160
Arch Capital Group Ltd.(a)		8,000	598,800
Bank of America Corp.		21,000	602,490
Berkshire Hathaway, Inc. - Class B(a)		4,800	1,636,800
Bio-Rad Laboratories, Inc. - Class A(a)		2,000	758,240
Charles Schwab (The) Corp.		13,100	742,508
Chesapeake Energy Corp.		8,000	669,440
Cigna (The) Group		2,709	760,145
Cisco Systems, Inc.		14,000	724,360
CVS Health Corp.		8,200	566,866
Dell Technologies, Inc. - Class C		13,000	703,430
Dominion Energy, Inc.		20,000	1,035,800
Exelon Corp.		10,000	407,400
FedEx Corp.		3,000	743,700
FleetCor Technologies, Inc.(a)		3,000	753,240
Kinder Morgan, Inc.		62,600	1,077,972
Kraft Heinz (The) Co.		26,100	926,550
Liberty Broadband Corp. - Class C(a)		12,100	969,331
Liberty Media Corp. - Liberty SiriusXM - Class C(a)		22,225	727,424
Lockheed Martin Corp.		1,800	828,684
Lowe's Cos., Inc.		2,000	451,400
McKesson Corp.		2,100	897,351
Merck & Co., Inc.		7,000	807,730
Mosaic (The) Co.		7,000	245,000
News Corp. - Class A		22,000	429,000
Occidental Petroleum Corp.		10,000	588,000
Pfizer, Inc.		24,700	905,996
Post Holdings, Inc.(a)		9,500	823,175
Progressive (The) Corp.		6,600	873,642
Raytheon Technologies Corp.		9,000	881,640
Regeneron Pharmaceuticals, Inc.(a)		1,300	934,102
TJX Cos. (The), Inc.		3,000	254,370
Verizon Communications, Inc.		31,125	1,157,539

JOHCM FUNDS TRUST
TSW LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
Wells Fargo & Co.		20,000	$853,600
Williams Cos. (The), Inc.		38,325	1,250,545
			29,064,708
TOTAL COMMON STOCKS (Cost $27,912,485)			33,200,148

SHORT-TERM INVESTMENTS	7.8%
Northern Institutional Treasury Portfolio (Premier Class), 4.95%(b)		2,794,131	2,794,131
TOTAL SHORT-TERM INVESTMENTS (Cost $2,794,131)			2,794,131
TOTAL INVESTMENTS (Cost $30,706,616)	100.0%		35,994,279
NET OTHER ASSETS (LIABILITIES)	0.0%		9,294
NET ASSETS	100.0%		$36,003,573

(a)Non-income producing security.
(b)7-day current yield as of June 30, 2023 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
At June 30, 2023 the industry sectors (excluding short-term investments) for the TSW Large Cap Value Fund were:
Sector Allocation	% of Net Assets
Communication Services	18.1%
Consumer Discretionary	2.0
Consumer Staples	8.0
Energy	10.0
Financials	19.4
Health Care	17.6
Industrials	6.8
Information Technology	5.6
Materials	0.7
Utilities	4.0
Total	92.2%